Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Rental Commitments Under Operating Leases	Future minimum payments under operating leases for years subsequent to December 31, 2012 are as follows:

Year Ended December 31,
2013	$547,051
2014	477,183

$1,024,234